UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - 2.9%
Lear	61,960		10,724,037
Visteon	60,145	[a]	7,444,147
			18,168,184
Banks - 4.1%
Cathay General Bancorp	125,035		5,026,407
Citizens Financial Group	43,700		1,654,919
Comerica	133,400		10,173,084
First Horizon National	465,240	[b]	8,909,346
			25,763,756
Capital Goods - 11.4%
Curtiss-Wright	87,035		9,098,639
Donaldson	62,100		2,852,874
Huntington Ingalls Industries	30,335		6,869,057
Ingersoll-Rand	119,620		10,666,515
Lennox International	52,200	[b]	9,342,234
Oshkosh	126,600		10,449,564
Owens Corning	132,445		10,244,621
Spirit AeroSystems Holdings, Cl. A	124,775		9,697,513
Toro	41,410	[b]	2,569,905
			71,790,922
Commercial & Professional Services - .8%
MSA Safety	63,800		5,072,738
Consumer Durables & Apparel - 2.8%
Brunswick	148,775		8,326,937
Toll Brothers	217,700	[b]	9,028,019
			17,354,956
Consumer Services - 2.9%
Darden Restaurants	104,820		8,257,720
Royal Caribbean Cruises	81,600		9,672,864
			17,930,584
Diversified Financials - 7.5%
Affiliated Managers Group	28,660		5,440,528
Ameriprise Financial	57,030		8,469,525
Discover Financial Services	168,600		10,871,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Diversified Financials - 7.5% (continued)
Eaton Vance	198,700		9,809,819
SEI Investments	43,190		2,637,181
Synchrony Financial	323,780		10,053,369
			47,281,750
Energy - 2.3%
Cimarex Energy	70,400		8,002,368
Devon Energy	106,605		3,913,469
TechnipFMC	67,260	[a]	1,877,899
Williams Cos.	20,500		615,205
			14,408,941
Food, Beverage & Tobacco - 4.4%
Campbell Soup	183,840	[b]	8,607,389
Conagra Brands	278,150		9,384,781
Ingredion	44,085		5,318,414
J.M. Smucker	39,340		4,127,946
			27,438,530
Health Care Equipment & Services - 5.8%
Cerner	23,910	[a]	1,705,261
Cigna	17,985		3,362,116
Cooper	12,400		2,940,164
Halyard Health	30,900	[a]	1,391,427
Masimo	88,200	[a]	7,634,592
Varian Medical Systems	86,100	[a,b]	8,615,166
Veeva Systems, Cl. A	31,000	[a]	1,748,710
WellCare Health Plans	53,525	[a]	9,192,383
			36,589,819
Household & Personal Products - 1.5%
Church & Dwight	189,810		9,196,294
Insurance - 3.9%
Everest Re Group	15,800		3,608,562
Hartford Financial Services Group	35,975		1,994,094
Lincoln National	119,795		8,802,537
Unum Group	199,570		10,204,014
			24,609,207
Materials - 5.9%
Celanese, Ser. A	6,085		634,483
Chemours	37,100		1,877,631
Eagle Materials	69,900		7,458,330
FMC	101,300		9,047,103

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Materials - 5.9% (continued)
Louisiana-Pacific	86,500	[a]	2,342,420
Nucor	140,665		7,882,867
Owens-Illinois	102,695	[a]	2,583,806
Worthington Industries	113,665	[b]	5,228,590
			37,055,230
Media - 1.9%
Omnicom Group	101,315	[b]	7,504,402
Sirius XM Holdings	744,500	[b]	4,109,640
			11,614,042
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Agilent Technologies	125,820		8,077,644
Charles River Laboratories International	29,425	[a]	3,178,489
Mettler-Toledo International	16,145	[a]	10,109,353
PerkinElmer	27,775		1,915,642
Qiagen	171,700	[a]	5,408,550
United Therapeutics	65,400	[a,b]	7,664,226
Waters	17,400	[a]	3,123,648
Zoetis	81,350		5,186,876
			44,664,428
Real Estate - 6.7%
Brixmor Property Group	343,400	[c]	6,455,920
First Industrial Realty Trust	76,000	[c]	2,286,840
GGP	68,415	[c]	1,420,980
Host Hotels & Resorts	374,705	[c]	6,928,295
Kilroy Realty	116,825	[c]	8,308,594
Lamar Advertising, Cl. A	129,085	[b,c]	8,846,195
Piedmont Office Realty Trust, Cl. A	21,175	[b,c]	426,888
Potlatch	59,600	[b,c]	3,039,600
Prologis	38,780	[c]	2,460,979
Vornado Realty Trust	21,200	[c]	1,629,856
			41,804,147
Retailing - 6.0%
Best Buy	171,030	[b]	9,741,869
Big Lots	142,725	[b]	7,645,778
Burlington Stores	93,950	[a]	8,968,467
Ross Stores	179,000		11,558,030
			37,914,144
Semiconductors & Semiconductor Equipment - 4.2%
Cirrus Logic	124,100	[a,b]	6,617,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
KLA-Tencor	2,650		280,900
Lam Research	65,600		12,138,624
Microsemi	39,500	[a]	2,033,460
Skyworks Solutions	49,900		5,084,810
			26,154,806
Software & Services - 8.9%
CDK Global	137,000		8,643,330
Citrix Systems	78,235	[a]	6,010,013
Fair Isaac	32,500		4,566,250
Fiserv	89,585	[a]	11,552,882
MAXIMUS	127,800		8,243,100
Red Hat	59,605	[a]	6,607,810
VeriSign	95,235	[a,b]	10,132,052
			55,755,437
Technology Hardware & Equipment - 5.8%
F5 Networks	68,300	[a]	8,234,248
Juniper Networks	322,200		8,966,826
Motorola Solutions	53,760		4,562,611
NCR	202,475	[a,b]	7,596,862
Western Digital	84,800		7,326,720
			36,687,267
Utilities - 3.0%
AES	38,400		423,168
Edison International	17,500		1,350,475
FirstEnergy	252,245		7,776,713
MDU Resources Group	328,185		8,516,401
Sempra Energy	5,700		650,541
			18,717,298
Total Common Stocks (cost $527,525,753)			625,972,480
Description
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,611,301)	1,611,301	[d]	1,611,301

Description
Investment of Cash Collateral for Securities Loaned - 4.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $30,368,782)	30,368,782 [d]	30,368,782
Total Investments (cost $559,505,836)	104.9%	657,952,563
Liabilities, Less Cash and Receivables	(4.9%)	(30,528,705)
Net Assets	100.0%	627,423,858

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $82,867,094 and the value of the collateral held by the fund was $84,275,951, consisting of cash collateral of $30,368,782 and U.S. Government & Agency securities valued at $53,907,169.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	11.4
Software & Services	8.9
Diversified Financials	7.5
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Real Estate	6.7
Retailing	6.0
Materials	5.9
Technology Hardware & Equipment	5.8
Health Care Equipment & Services	5.8
Money Market Investments	5.1
Food, Beverage & Tobacco	4.4
Semiconductors & Semiconductor Equipment	4.2
Banks	4.1
Insurance	3.9
Utilities	3.0
Automobiles & Components	2.9
Consumer Services	2.9
Consumer Durables & Apparel	2.8
Energy	2.3
Media	1.9
Household & Personal Products	1.5
Commercial & Professional Services	.8
104.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	618,686,031	-	-	618,686,031
Equity Securities—
Foreign Common
Stocks†	7,286,449	-	-	7,286,449
Registered Investment
Companies	31,980,083	-	-	31,980,083

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $98,446,727, consisting of $112,268,069 gross unrealized appreciation and $13,821,342 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)